Derivative Liabilities	3 Months Ended
Jun. 30, 2015
Derivative Liability [Abstract]
Derivative Liabilities

Note 7. Derivative Liabilities

Upon closing of the private placement transactions on May 22, 2015 and June 9, 2015, the Company issued 298,551 and 26,099 warrants, respectively, to purchase common stock with an exercise price of $1.50 and a five year term to the placement agent. The Company identified certain put features embedded in the warrants that potentially could result in a net cash settlement, requiring the Company to classify the warrants as a derivative liability.

Level 3 Financial Liabilities – Derivative warrant liabilities

Financial assets and liabilities measured at fair value on a recurring basis are summarized below and disclosed on the condensed consolidated balance sheet as of June 30, 2015:

	Carrying	Fair Value Measurement Using
	Value	Level 1	Level 2	Level 3	Total

Derivative warrant liabilities	$205,144	$—	$—	$205,144	$205,144

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended June 30, 2015:

Fair Value Measurement Using Level 3 Inputs
Total
Balance, April 1, 2015	$—
Issuance of derivative warrants liabilities	206,715
Change in fair value of derivative warrant liabilities	(1,571)
Balance, June 30, 2015	$205,144

The fair value of the derivative feature of the warrants on the issuance dates and at the balance sheet date were calculated using a binomial option model valued with the following weighted average assumptions:

	May 22, 2015	June 9, 2015	June 30, 2015
Risk free interest rate	1.57%	1.74%	1.63%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	47%	47%	47%
Remaining term	5.0	5.0	4.89 – 4.94 years

Risk-free interest rate: The Company uses the risk-free interest rate of a U.S. Treasury Note with a similar term on the date of the grant.

Dividend yield: The Company uses a 0% expected dividend yield as the Company has not paid dividends to date and does not anticipate declaring dividends in the near future.

Volatility: The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the warrants’ expected term.

Remaining term: The Company’s remaining term is based on the remaining contractual maturity of the warrants.

During the three months ended June 30, 2015, the Company marked the derivative feature of the warrants to fair value and recorded a gain of $1,571 relating to the change in fair value.